Label	Element	Value
McElhenny Sheffield Managed Risk ETF | Invesco Nasdaq 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.30%
McElhenny Sheffield Managed Risk ETF | Fidelity MSCI Utilities Index ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.70%
McElhenny Sheffield Managed Risk ETF | Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.50%
McElhenny Sheffield Managed Risk ETF | SPDR S&P Aerospace & Defense ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
McElhenny Sheffield Managed Risk ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
McElhenny Sheffield Managed Risk ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
McElhenny Sheffield Managed Risk ETF | U.S. Nasdaq, Large Cap Non-Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.30%
McElhenny Sheffield Managed Risk ETF | U.S. Equity, Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.70%
McElhenny Sheffield Managed Risk ETF | U.S. Equity, Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.50%
McElhenny Sheffield Managed Risk ETF | U.S. Equity, Aerospace & Defense [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
McElhenny Sheffield Managed Risk ETF | U.S. Equity, Total Market [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
McElhenny Sheffield Managed Risk ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
McElhenny Sheffield Managed Risk ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
McElhenny Sheffield Managed Risk ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
McElhenny Sheffield Managed Risk ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)